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                                    FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007

            Check here if Amendment [ ]; Amendment Number: _________

                        This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: RR Advisors, LLC

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Address: 200 Crescent Court, Suite 1060
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      Dallas, Texas 75201

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Form 13F File Number: 28-11321
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           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,
                  schedules, lists, and tables, are considered
                          integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert J. Raymond
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Title: Member
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Phone:   (214) 871-8680
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Signature, Place, and Date of Signing:

/s/ Robert J. Raymond
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(Signature)

Dallas, Texas
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City, State)

August 9, 2007
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(Date)

Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:

  0
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Form 13F Information Table Entry Total:

  34
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Form 13F Information Table Value Total:

$539,549  (thousands)
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List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None
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                           FORM 13F INFORMATION TABLE

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
      COLUMN 1         COLUMN 2       COLUMN 3   COLUMN 4          COLUMN 5             COLUMN 6   COLUMN 7       COLUMN 8
-----------------  --------------  ---------  ----------  ---------------------------  ----------  --------  -------------------
                                                                                                              VOTING AUTHORITY
                                                 VALUE     SHRS OR                     INVESTMENT   OTHER    -------------------
   NAME OF ISSUER  TITLE OF CLASS    CUSIP    (X $1,000)   PRN AMT   SH/PRN  PUT/CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------  --------------  ---------  ----------  ---------  ------  --------  ----------  --------  ----  ------ ------
Arena Resources,
 Inc.              Common Stock    040049108     2,906       50,000    SH                 SOLE                 X
Arena Resources,
 Inc.              Option          040049108      -110         -250             Call      SOLE
Atlas Pipeline
 Partners, LP      Common Stock    049392103     1,509       27,800    SH                 SOLE                 X
Atlas Pipeline
 Holdings LP Com   Common Stock    04939R108     7,495      179,100    SH                 SOLE                 X
Breitburn Energy
 Partners, LP      Common Stock    106776107     7,971      233,745    SH                 SOLE                 X
Buckeye Partners,
 LP                Common Stock    118230101       148        2,882    SH                 SOLE                 X
Compugen Limited   Common Stock    M25722105        73       25,000    SH                 SOLE                 X
Contango Oil &
 Gas Co New        Common Stock    21075N204    12,747      351,257    SH                 SOLE                 X
Copano Energy LLC  Common Stock    217202100    68,406    1,603,132    SH                 SOLE                 X
Crosstex Energy
 LP                Common Stock    22765U102    14,425      408,530    SH                 SOLE                 X
DCP Midstream
 Partners LP       Common Stock    23311P100    23,352      500,900    SH                 SOLE                 X
Eagle Rock Energy
 Partners LP       Common Stock    26985R104    58,519    2,447,482    SH                 SOLE                 X
Energy Transfer
 Equity            Common Stock    29273V100    25,535      600,956    SH                 SOLE                 X
Energy Transfer
 Partners LP       Common Stock    29273R109    40,231      651,728    SH                 SOLE                 X
Genesis Energy LP  Common Stock    371927104    12,205      349,900    SH                 SOLE                 X
Hiland Holdgs GP
 LP                Common Stock    43129M107     4,152      115,814    SH                 SOLE                 X
Holly Energy
 Partners LP       Common Stock    435763107     5,904      116,000    SH                 SOLE                 X

Kinder Morgan
 Energy Partners
 LP                Common Stock    494550106       403        7,300    SH                 SOLE                 X

K-Sea Transn
 Partners LP       Common Stock    48268Y101     9,478      201,020    SH                 SOLE                 X

Linn Energy LLC    Common Stock    536020100    46,674    1,418,229    SH                 SOLE                 X
Magellan
 Midstream
 Partners LP       Common Stock    559080106       466       10,000    SH                 SOLE                 X
Markwest Energy
 Partners LP       Common Stock    570759100     5,134      147,520    SH                 SOLE                 X
Parallel
 Petroleum Corp    Common Stock    699157103     2,278      104,000    SH                 SOLE                 X
Parallel
 Petroleum Corp    Option          699157103      -131         -640             Put       SOLE                 X
Plains All
  American
  Pipeline LP      Common Stock    726503105   121,826    1,913,999    SH                 SOLE                 X

Range Resources
 Corp              Option          75281A109        -3          -26             Put       SOLE                 X
Regency Energy
 Partners, LP      Common Stock    75885Y107    29,758      896,857    SH                 SOLE                 X
Spectra Energy
 Partners LP       Common Stock    84756N109     5,397      189,900    SH                 SOLE                 X
Star Gas Partners
 LP                Common Stock    85512C105     4,712    1,056,526    SH                 SOLE                 X
NuStar Energy, LP  Common Stock    67058H102     1,336       19,500    SH                 SOLE                 X
Williams Partners
 LP                Common Stock    96950F104    22,337      462,842    SH                 SOLE                 X
Targa Resources
 Partners          Common Stock    87611X105     2,175       64,915    SH                 SOLE                 X
Ultra Petroleum
 Corp              Common Stock    903914109     2,375       43,000    SH                 SOLE                 X
Ultra Petroleum
 Corp              Option          903914109      -134         -550             Put       SOLE                 X
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